Further Detail of Profit or Loss	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Further detail of profit or loss

Note 15 – Further detail of profit or loss

	For the year ended December 31
	2019		2020	2021
	Thousands USD		Thousands USD	Thousands USD
A. Research and development expenses, net
Payroll	4,672	(*)	4,849	14,604
Share-based payment expenses	162	(*)	1,682	14,238
Materials	1,001		940	2,764
Subcontractors	82		258	2,864
Patent registration	144		160	441
Depreciation	1,534		1,588	5,697
Rental fees and maintenance	197		173	559
Other	339		249	637
	8,131		9,899	41,804
Less – government grants	(49)		(21)	(118)
	8,082		9,878	41,686
B. Sales and marketing expenses
Payroll	2,729		3,336	8,283
Share-based payment expenses	144		1,990	8,569
Marketing, advertising and commissions	1,808		577	4,053
Rental fees and maintenance	114		201	365
Travel abroad	317		235	749
Depreciation	212		223	318
Other	145		35	376
	5,469		6,597	22,713

C. General and administrative expenses
Payroll	872		1,377	2,880
Share-based payment expenses	155		16,837	6,974
Fees	22		22	33
Professional services	1,545		1,064	6,993
Office expenses	359		386	1,065
Travel abroad	37		44	461
Depreciation	78		76	210
Rental fees and maintenance	43		46	97
Other	159		435	931
	3,270		20,287	19,644
D. Finance income
Revaluation of liability in respect of government grants	58		75	25
Exchange rate differences	-		123	3,444
Revaluation of financial liabilities at fair value through profit or loss (**)	8,707		-	10,608
Bank interest and fees	-		248	3,832
	8,765		446	17,909
Finance expense
Exchange rate differences	151		-	-
Bank fees	14		28	70
Finance expense in respect of lease liability	425		390	237
Revaluation of financial liabilities at fair value through profit or loss (**)	-		12,825	-
Fundraising expenses	1,693		-	-
Revaluation of liability in respect of government grants	-		-	121
	2,283		13,243	428

(*)	Reclassified.

(**)	See Note 19 regarding financing transactions that included issuance of financial instruments accounted at fair value through profit and loss.